COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Asset Allocation Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

(each a “Fund”)

Supplement dated May 15, 2009 to the

Statement of Additional Information dated May 1, 2009

The chart captioned “Permissible Fund Investments” in the section captioned “Permissible Investments and Related Risks” is hereby amended to add “Initial Public Offerings” as a permissible investment for each Fund.

Shareholders should retain this Supplement for future reference.